TAXES RECOVERABLE (Tables)	9 Months Ended
Sep. 30, 2023
TAXES RECOVERABLE
Schedule Of Income Taxes Recoverable And Canadian Sales Taxes
	September 30, 2023	December 31, 2022
VAT recoverable	$2,483	$1,385
GST recoverable	41	25
Income taxes recoverable	3,288	2,327
	$5,812	$3,737